Related Party Balances and Transactions (Details) - Schedule of purchase from related parties - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Balances and Transactions (Details) - Schedule of purchase from related parties [Line Items]
Subtotal	$ 725,362
Guangzhou Guangrui [Member]
Related Party Balances and Transactions (Details) - Schedule of purchase from related parties [Line Items]
Subtotal	$ 725,362